FDIC Indemnification Asset - Schedule of Other Current Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
FDIC Indemnification Asset [Roll Forward]
Balance at beginning of year	$ 22,162	$ 41,756	$ 26,678	$ 45,690	$ 45,690	$ 68,662
Amortization	(2,060)	(4,662)	(4,593)	(7,947)	(14,604)	(14,758)
Changes in expected reimbursements from FDIC for changes in expected credit losses	2	(382)	(190)	(408)	2,148	522
Changes in reimbursable expenses	(207)	1,437	(363)	2,805	2,358	(3,453)
Payments to/(from) the FDIC	(2)	(374)	(1,637)	(2,365)	(8,914)	(5,283)
Balance at end of year	$ 19,895	$ 37,775	$ 19,895	$ 37,775	$ 26,678	$ 45,690